Nature of operations and liquidity	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Nature Of Operations [Abstract]
Nature of operations and liquidity [Text Block]
1)           Nature of operations and liquidity

Largo Inc. ("the Company") is a producer and supplier of high-quality vanadium products, which are sourced from one of the world's highest-grade vanadium deposits at the Company's Maracás Menchen Mine located in Brazil. The Company is also focused on the ramp up of its ilmenite concentrate plant and is undertaking a strategic evaluation of its U.S.-based clean energy business, including its vanadium redox flow battery technology ("VRFB"). While the Company's Maracás Menchen Mine is producing vanadium products, future changes in market conditions and feasibility estimates could result in the Company's mineral resources not being economically recoverable.

The Company is a corporation governed by the Business Corporations Act (Ontario) and domiciled in Canada whose shares are listed on the Toronto Stock Exchange ("TSX") and on the Nasdaq Stock Market ("Nasdaq"). The head office, principal address and records office of the Company are located at 100 King Street West, Suite 1600, Toronto, Ontario, Canada M5X 1G5.

The Company has experienced declining operating results and cash flows over the course of the last year. The Company has implemented changes to address underlying operating issues, which has recently resulted in improved operating results and, based on the information currently available and prevailing market conditions, are expected to result in the Company's Maracás Menchen Mine continuing to operate at normal levels.

The Company is also actively pursuing various alternatives to increase its liquidity and capital resources including additional secured debt, which could be provided by banks, private capital providers and/or institutional investors and additional unsecured debt. In addition, the Company is evaluating strategic alternatives with respect to its Largo Clean Energy business, which may include the disposition of all or an interest in this business. There can be no assurance that the Company will be successful in achieving financing solutions on terms acceptable to the Company or that the strategic evaluations discussed above will result in a transaction.

If the Company does not continue to operate at expected levels, achieve expected vanadium and ilmenite sales volumes and prices, or secure additional financing, the Company may have to implement alternative plans to ensure that it will have sufficient liquidity for the year ending December 31, 2024 from continuing operations. These alternatives may impact future operating and financial performance.

These consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities in the normal course of business.